[FLAG INVESTORS LOGO]

                                  Total Return
                               U.S. Treasury Fund
                                     Shares

                               Semi-Annual Report
                                 April 30, 1999

Letter to Shareholders
--------------------------------------------------------------------------------

    We are pleased to report on the progress of your Fund for the period ended April 30, 1999. As of this date, the Fund recorded a 12-month total return of 6.4%. Since its inception on August 10, 1988, the Fund has produced a cumulative total return of 138.86%, which translates into an average annual total return of 8.5%. These figures assume the reinvestment of dividends and capital gain distributions and exclude the impact of any sales charge.

Overview

     Over the last 12 months, the Federal Reserve cut short term rates three times reacting to the financial crises coming out of Asia, Russia and Latin America. This pushed rates to their lowest level since the 1960's. After the October lows, stronger U.S. economic performance has pushed rates up about 1% on long-term Treasuries. On balance, Treasury rates are somewhat lower now than 12 months ago. Please see chart below.

                           30-Year U.S. Treasury Yield
                                 4/30/98-4/30/99

                                   [GRAPHIC]

In the printed version of the document a line graph appears which depicts the following plot points:

                   30-Year
                U.S. Treasury
                   Yield
               4/30/98-4/30/99
               ---------------
Mar-90              8.44
Jun-90              8.65
Sep-90              8.80
Dec-90              8.55
Mar-91              8.20
Jun-91              8.32
Sep-91              8.18
Dec-91              7.85
Mar-92              7.80
Jun-92              7.90
Sep-92              7.44
Dec-92              7.53
Mar-93              7.08
Jun-93              6.86
Sep-93              6.32
Dec-93              6.13
Mar-94              6.56
Jun-94              7.36
Sep-94              7.59
Dec-94              7.96
Mar-95              7.64
Jun-95              6.96
Sep-95              6.71
Dec-95              6.23
Mar-96              6.30
Jun-96              6.93
Sep-96              6.97
Dec-96              6.61
Mar-97              6.82
Jun-97              6.93
Sep-97              6.53
Dec-97              6.14
Mar-98              5.88
Jun-98              5.85
Sep-98              5.47
Dec-98              5.11
Mar-99              5.37

     ISI raised reserves in the fund as its fundamental analysis detected strong economic growth. At the end of April, 1999, the portfolio had 29.9% in reserves as a buffer against higher rates. We expect the U.S. economy will slow in the 2nd Quarter and that will precipitate a rally in bonds. We are relying on our research to spot reinvestment opportunities. Please see ISI's Economic Outlook that follows this letter for more details.

Letter to Shareholders (concluded)
--------------------------------------------------------------------------------

Low Inflation and Bond Value

     The steady decline in the rate of inflation as measured by the Gross Domestic Product (GDP) Deflator is a hallmark of the 1990's. This has had a powerful effect on bond yields. Please see chart below for both the Deflator and long bond yields.



                    U.S. 30 YEAR TREASURY YIELD 99: 2Q 5.55%
                    U.S. GDP PRICE DEFLATOR Y/Y % 99: 1Q 1.0%

                                   [GRAPHIC]



In the printed version of the document a line graph appears which depicts the following plot points:

                                                           U.S.
                                                         30 Year
                                                      Treasury Yield
                                                          minus
                                                         U.S. GDP
                                                      Price Deflator
                                                      --------------
        Mar-90.......................................      4.43
        Jun-90.......................................      4.41
        Sep-90.......................................      4.35
        Dec-90.......................................      3.89
        Mar-91.......................................      3.56
        Jun-91.......................................      4.22
        Sep-91.......................................      4.40
        Dec-91.......................................      4.49
        Mar-92.......................................      4.83
        Jun-92.......................................      5.02
        Sep-92.......................................      4.92
        Dec-92.......................................      4.91
        Mar-93.......................................      4.35
        Jun-93.......................................      4.30
        Sep-93.......................................      3.66
        Dec-93.......................................      3.53
        Mar-94.......................................      4.32
        Jun-94.......................................      5.05
        Sep-94.......................................      5.10
        Dec-94.......................................      5.47
        Mar-95.......................................      5.12
        Jun-95.......................................      4.54
        Sep-95.......................................      4.47
        Dec-95.......................................      4.16
        Mar-96.......................................      4.27
        Jun-96.......................................      5.06
        Sep-96.......................................      5.12
        Dec-96.......................................      4.82
        Mar-97.......................................      4.90
        Jun-97.......................................      4.93
        Sep-97.......................................      4.69
        Dec-97.......................................      4.47
        Mar-98.......................................      4.69
        Jun-98.......................................      4.84
        Sep-98.......................................      4.51
        Dec-98.......................................      4.22
        Mar-99.......................................      4.30

     The forces behind disinflation are global competition, improving technology and government downsizing. These forces remain in place and are likely to keep U.S. inflation under 1.25% for 1999. So today's historically low rates are sustainable because real yields, what's left after subtracting inflation from bond yields, are still above average for the last three years. For a graph of the real yield on long Treasuries, please see the chart below.



                        U.S. REAL 30 YEAR TREASURY YIELD
                        Deflated GDP Price Deflator Y/Y %
                                  99: 1Q 4.35%

                                   [GRAPHIC]



In the printed version of the document a line graph appears which depicts the following plot points:

                                            U.S.              U.S.
                                          30 Year           GDP Price
                                       Treasury Yield     Deflator Y/Y%
                                       --------------     -------------
        Mar-90........................      8.44              4.0
        Jun-90........................      8.65              4.2
        Sep-90........................      8.80              4.4
        Dec-90........................      8.55              4.7
        Mar-91........................      8.20              4.6
        Jun-91........................      8.32              4.1
        Sep-91........................      8.18              3.8
        Dec-91........................      7.85              3.4
        Mar-92........................      7.80              3.0
        Jun-92........................      7.90              2.9
        Sep-92........................      7.44              2.5
        Dec-92........................      7.53              2.6
        Mar-93........................      7.08              2.7
        Jun-93........................      6.86              2.6
        Sep-93........................      6.32              2.7
        Dec-93........................      6.13              2.6
        Mar-94........................      6.56              2.2
        Jun-94........................      7.36              2.3
        Sep-94........................      7.59              2.5
        Dec-94........................      7.96              2.5
        Mar-95........................      7.64              2.5
        Jun-95........................      6.96              2.4
        Sep-95........................      6.71              2.2
        Dec-95........................      6.23              2.1
        Mar-96........................      6.30              2.0
        Jun-96........................      6.93              1.9
        Sep-96........................      6.97              1.8
        Dec-96........................      6.61              1.8
        Mar-97........................      6.82              1.9
        Jun-97........................      6.93              2.0
        Sep-97........................      6.53              1.8
        Dec-97........................      6.14              1.7
        Mar-98........................      5.88              1.2
        Jun-98........................      5.85              1.0
        Sep-98........................      5.47              1.0
        Dec-98........................      5.11              0.9
        Mar-99........................      5.37              1.1

     ISI expects bond yields to drop in the months ahead as this powerful disinflationary trend continues.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.


Sincerely,


/s/ R. Alan Medaugh
------------------------


R. Alan Medaugh
President

May 7, 1999

Economic Outlook for 1999
--------------------------------------------------------------------------------

Overview

     ISI expects U.S. real Gross Domestic Product (GDP) to slow to 3% over the rest of 1999. In a global context, we expect Japan, the World's second largest economy to remain weak under the weight of declining employment and capital expenditures. In each of the last three years, after a growth scare, yields on long-term Treasuries have declined. ISI expects this year's slowing of the U.S. economy to produce a similar interest rate decline.

U.S. Economy

     Since the start of last year's strong fourth quarter, oil prices are up by $3 per barrel, bond yields are up by 1% and home mortgage refinancing activity has declined by roughly 65%. As a result of these changes, we expect the U.S. to slow down.

     Already the U.S. economy's performance has begun to slow its rate of growth. Activity is still at a very high level, but momentum is slowing, as can be seen by the year-on-year slowdowns in employment, help-wanted ads, home sales, consumer sentiment, and nondefense capital goods orders. Please see graph below of Existing Home Sales which shows the change of momentum in this strong part of the economy.



               U.S. EXISTING HOME SALES 3 Mo. Avg. Y/Y % Mar 8.2%

                                   [GRAPHIC]



In the printed version of the document a line graph appears which depicts the following plot points:

                                                      U.S. Existing
                                                        Home Sales
                                                     3 Mo. Avg. Y/Y%
                                                     ---------------
        31-Jan-88....................................     -14.5
        29-Feb-88....................................     -13.7
        31-Mar-88....................................      -9.9
        30-Apr-88....................................      -6.9
        31-May-88....................................      -4.0
        30-Jun-88....................................       0.8
        31-Jul-88....................................       3.0
        31-Aug-88....................................       6.8
        30-Sep-88....................................       7.1
        31-Oct-88....................................       8.1
        30-Nov-88....................................       8.5
        31-Dec-88....................................      12.0
        31-Jan-89....................................      14.3
        28-Feb-89....................................      13.3
        31-Mar-89....................................       7.2
        30-Apr-89....................................      -1.3
        31-May-89....................................      -7.7
        30-Jun-89....................................     -12.3
        31-Jul-89....................................     -12.5
        31-Aug-89....................................     -10.1
        30-Sep-89....................................      -5.9
        31-Oct-89....................................      -3.8
        30-Nov-89....................................      -3.2
        31-Dec-89....................................      -6.9
        31-Jan-90....................................      -4.5
        28-Feb-90....................................      -4.4
        31-Mar-90....................................      -0.3
        30-Apr-90....................................      -0.1
        31-May-90....................................       2.6
        30-Jun-90....................................       2.8
        31-Jul-90....................................       1.9
        31-Aug-90....................................       0.2
        30-Sep-90....................................      -4.4
        31-Oct-90....................................      -7.4
        30-Nov-90....................................     -10.9
        31-Dec-90....................................     -11.7
        31-Jan-91....................................     -15.1
        28-Feb-91....................................     -14.6
        31-Mar-91....................................     -12.6
        30-Apr-91....................................      -5.2
        31-May-91....................................       0.1
        30-Jun-91....................................       3.9
        31-Jul-91....................................       3.8
        31-Aug-91....................................      -1.0
        30-Sep-91....................................      -1.2
        31-Oct-91....................................      -2.1
        30-Nov-91....................................       0.5
        31-Dec-91....................................       3.7
        31-Jan-92....................................       8.0
        29-Feb-92....................................      13.3
        31-Mar-92....................................      14.3
        30-Apr-92....................................      12.1
        31-May-92....................................       5.6
        30-Jun-92....................................       2.0
        31-Jul-92....................................       1.1
        31-Aug-92....................................       3.0
        30-Sep-92....................................       5.1
        31-Oct-92....................................       9.0
        30-Nov-92....................................      14.3
        31-Dec-92....................................      19.5
        31-Jan-93....................................      16.5
        28-Feb-93....................................      10.6
        31-Mar-93....................................       2.2
        30-Apr-93....................................      -0.2
        31-May-93....................................       0.9
        30-Jun-93....................................       4.9
        31-Jun-93....................................       9.2
        31-Aug-93....................................      14.1
        30-Sep-93....................................      15.5
        31-Oct-93....................................      13.4
        30-Nov-93....................................      12.2
        31-Dec-93....................................      11.1
        31-Jan-94....................................      13.2
        28-Feb-94....................................      12.0
        31-Mar-94....................................      14.5
        30-Apr-94....................................      15.5
        31-May-94....................................      17.3
        30-Jun-94....................................      13.0
        31-Jul-94....................................       6.7
        31-Aug-94....................................       1.9
        30-Sep-94....................................      -1.2
        31-Oct-94....................................      -2.1
        30-Nov-94....................................      -5.9
        31-Dec-94....................................      -9.2
        31-Jan-95....................................     -10.1
        28-Feb-95....................................      -9.5
        31-Mar-95....................................      -8.4
        30-Apr-95....................................     -11.8
        31-May-95....................................     -12.1
        30-Jun-95....................................      -9.6
        31-Jul-95....................................      -2.7
        31-Aug-95....................................       3.2
        30-Sep-95....................................       5.9
        31-Oct-95....................................       9.1
        30-Nov-95....................................      10.0
        31-Dec-95....................................       9.2
        31-Jan-96....................................       8.7
        29-Feb-96....................................      10.0
        31-Mar-96....................................      12.0
        30-Apr-96....................................      18.6
        31-May-96....................................      19.4
        30-Jun-96....................................      16.3
        31-Jul-96....................................      10.7
        31-Aug-96....................................       5.0
        30-Sep-96....................................       3.5
        31-Oct-96....................................       0.2
        30-Nov-96....................................       0.1
        31-Dec-96....................................       1.8
        31-Jan-97....................................       2.9
        28-Feb-97....................................       3.2
        31-Mar-97....................................       1.7
        30-Apr-97....................................      -1.1
        31-May-97....................................      -1.9
        30-Jun-97....................................       0.1
        31-Jul-97....................................       2.2
        31-Aug-97....................................       3.9
        30-Sep-97....................................       6.4
        31-Oct-97....................................       9.4
        30-Nov-97....................................       9.9
        31-Dec-97....................................      10.1
        31-Jan-98....................................       8.2
        28-Feb-98....................................      10.9
        31-Mar-98....................................      14.3
        30-Apr-98....................................      18.0
        31-May-98....................................      17.1
        30-Jun-98....................................      16.0
        31-Jul-98....................................      15.8
        31-Aug-98....................................      15.3
        30-Sep-98....................................      11.7
        31-Oct-98....................................       8.0
        30-Nov-98....................................       9.5
        31-Dec-98....................................      11.3
        31-Jan-99....................................      12.9
        28-Feb-99....................................      10.2
        31-Mar-99....................................       7.8

--------------------------------------------------------------------------------

     The above mentioned swings, plus the change from tax refunds to April 15 tax payments, are likely to slow U.S. growth to 3% going forward. The shift to slower growth is likely to produce lower U.S. interest rates.

Inflation

     ISI expects U.S. inflation to be under 1.25% for 1999. A large part of the good inflation news comes from restrained wage growth and high worker productivity. The U.S. recently reported its Employment Cost Index (ECI) registered a low 0.4% increase (1.6% annual rate) for first quarter. The U.S. slowdown in labor costs is also being echoed in a number of other economies around the world. For example, average hourly earnings are in slowing trends in the UK, Australia, France, and Italy. Average monthly wages are down 1.7% year to year in Japan. In Singapore, 60% of companies plan to freeze staff wages. Wages respond with a lag. So, the global slump in 1998 may be slowing wages in 1999. In addition, restructurings and mergers in the U.S., Europe, and now Japan are putting labor on the defensive. A global slowdown in wage inflation seems to be unfolding and this would result in very low inflation reports. Low inflation means that real interest rates, what's left after deducting inflation from a bond's yield, will be high even if long Treasury rates drop.

World Economy

     ISI expects only moderate world growth in 1999. For example, prices in Japan are declining on all fronts, i.e. consumer prices, wages, property prices, and rents. In the face of this deflation, employment is also declining, down 250,000 month-to-month in March alone, which would be the equivalent of a 500,000 drop in our monthly employment report, i.e. a stunning plunge. There are clear growth positives emerging for Japan, most notably, permanent cuts in tax rates and zero interest rates. But these are likely to be offset by declining employment, pay cuts, and cuts in capital expenditures. Japan's government is encouraging restructurings. Indeed, another step in that direction was taken recently when the government announced it was putting together "a package of bills to promote corporate restructuring and eliminate excess capacity." The government also approved a plan recently calling for a decade-long freeze on its hiring of new workers. The plan's objective is to cut government employment by 250,000 over the next 10 years. The world's second largest economy looks likely to experience another year of sub-par growth, setting a subdued tone for Asia in general.

Economic Outlook for 1998 (concluded)
--------------------------------------------------------------------------------

     Looking out a year, stronger growth is possible after a prolonged series of Central Bank easings (134 over the last 7 months). The stock markets are performing well around the world, reflecting a long term optimism about growth but the near term difficulties sighted above are likely to produce sluggish growth in 1999. We will be using our proprietary surveys of U.S. companies and international economic reports to monitor changes in global growth prospects.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

Additional Performance Information


     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the Fund's total return of each class, according to a standardized formula, for various time periods through the end of the most recent calendar quarter.

     The SEC standardized total return figures include the impact of the maximum initial sales charge for the Class A Shares and the contingent deferred sales charge applicable to the specified time period for the Class B Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B Shares investors who continued to hold their shares past the end of the specified time period.

Average Annual Total Return

  Periods Ended  3/31/99             1 Year        5 Years   Since Inception*
-----------------------------------------------------------------------------
  Class A Shares                      1.53%         6.61%          8.03%
 .............................................................................
  Class B Shares                      4.00%          --            8.53%
 .............................................................................

  * Inception dates: Class A 8/10/88, Class B 6/20/96.

     While the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund's classes are adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC total return figures may differ from total return figures in the shareholder letter because the time periods may be different and because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, and investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

Statement of Net Assets                                           April 30, 1999
(Unaudited)
                                                       Par           Market
Interest Rate              Maturity Date              (000)          Value

--------------------------------------------------------------------------------
 U.S. Treasury Bonds - 61.7%

    8.875%                    2/15/19             $31,000,000     $ 41,540,000
    8.125%                    8/15/19              23,750,000       29,891,607
    8.500%                    2/15/20              41,000,000       53,549,854
    8.125%                    8/15/21               7,900,000       10,035,473
   10.375%                   11/15/12              34,250,000       45,177,908
                                                                  ------------
   Total U.S. Treasury Bonds
         (Cost $189,251,012)                                       180,194,842
                                                                  ------------

 Zero Coupon U.S. Treasury Bonds (S.T.R.I.P.S.) - 8.0%

    6.103%*                   5/15/17              69,500,000       23,497,046
                                                                  ------------
Total Zero Coupon U.S. Treasury Bonds
      (S.T.R.I.P.S.) (Cost $25,534,377)                             23,497,046
                                                                  ------------

 Repurchase Agreements - 29.8%

   Goldman Sachs & Co., 4.80%
    Dated 04/30/99, to be repurchased on 05/03/99,
    collateralized by U.S. Treasury Bonds with
    a market value of $29,585,835.
    (Cost $29,005,000)                                               29,005,000
   J.P. Morgan Securities, Inc., 4.83%
    Dated 04/30/99, to be repurchased on 5/03/99,
    collateralized by U.S. Treasury Bonds with
    a market value of $29,585,879.
    (Cost $29,005,000)                                               29,005,000
   Morgan Stanley & Co., 4.83%
    Dated 04/30/99, to be repurchased on 5/03/99,
    collateralized by U.S. Treasury Bonds with
    a market value of $29,854,563.
    (Cost $29,005,000)                                               29,005,000
                                                                  ------------
   Total Repurchase Agreements
         (Cost $87,015,000)                                         87,015,000
                                                                  ------------
Total Investments
      (Cost $301,800,389)**                             99.5%      290,706,888
Other Assets in Excess of Liabilities, Net               0.5%        1,332,327
                                                       -----      ------------
Net Assets                                             100.0%     $292,039,215
                                                       =====      ============

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

                                                                    Market Value
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per:
   Flag Investors Class A Share
      ($123,391,453 / 12,501,283 shares outstanding)                      $ 9.87
                                                                          ======
   Flag Investors Class B Share
      ($5,662,068 / 573,666 shares outstanding)                           $ 9.87
                                                                          ======
   ISI Class Share
      ($162,985,694 / 16,512,124 shares outstanding)                      $ 9.87
                                                                          ======
Maximum Offering Price Per:
   Flag Investors Class A Share
      ($9.87 / 0.955)                                                     $10.34
                                                                          ======
   Flag Investors Class B Share                                           $ 9.87
                                                                          ======
   ISI Class Share
      ($9.87 / 0.9555)                                                    $10.33
                                                                          ======

--------------------
  *Yield as of April 30,1999
*** Also aggregate cost for federal tax purposes.



                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

Statement of Operations
                                                                 For the Six
                                                                Months Ended
                                                                  April 30,
--------------------------------------------------------------------------------
                                                                    1999(1)
Investment Income:
   Interest .................................................   $  7,816,899
                                                                ------------
Expenses:
   Investment advisory fee ..................................        382,382
   Distribution fee .........................................        376,296
   Administration fee .......................................        171,640
   Transfer agent fee .......................................         78,045
   Professional fees ........................................         70,051
   Accounting fee ...........................................         41,904
   Custodian fee ............................................         27,959
   Registration fees ........................................         25,430
   Printing and postage .....................................         13,594
   Miscellaneous ............................................         25,272
                                                                ------------
            Total expenses ..................................      1,212,573
                                                                ------------
Net investment income .......................................      6,604,326
                                                                ------------
Realized and unrealized gain/(loss) on investments:
   Net realized gain from security transactions .............      5,710,895
   Change in unrealized appreciation/depreciation
      of investments ........................................    (18,145,433)
                                                                ------------
   Net loss on investments ..................................    (12,434,538)
                                                                ------------

Net decrease in net assets resulting from operations ........   $ (5,830,212)
                                                                ============

------------
(1)Unaudited.

                       See Notes to Financial Statements.


FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
----------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets


                                                                                  For the Six             For the Year
                                                                                  Months Ended               Ended
                                                                                    April 30,              October 31,
----------------------------------------------------------------------------------------------------------------------
                                                                                     1999(1)                  1998
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income .......................................................   $ 6,604,326            $ 14,588,210
   Net realized gain from security transactions ................................     5,710,895              13,531,220
   Change in unrealized appreciation/
      depreciation on investments ..............................................   (18,145,433)              6,533,717
                                                                                  ------------            ------------
   Net increase/(decrease) in net assets
      resulting from operations ................................................    (5,830,212)             34,653,147
                                                                                  ------------            ------------
Dividends to Shareholders from:
   Net investment income and short-term gains:
      Flag Investors Class A Shares ............................................    (4,693,708)             (7,541,487)
      Flag Investors Class B Shares ............................................      (173,592)               (119,476)
      ISI Class Shares .........................................................    (6,361,770)            (10,498,284)
                                                                                  ------------            ------------
   Net realized long-term gains
      Flag Investors Class A Shares ............................................    (2,005,713)                     --
      Flag Investors Class B Shares ............................................       (68,070)                     --
      ISI Class Shares .........................................................    (2,770,395)                     --
                                                                                  ------------            ------------
         Total distributions ...................................................   (16,073,248)            (18,159,247)
                                                                                  ------------            ------------
Capital Share Transactions (Note 3):
   Proceeds from sale of shares ................................................    27,052,452              34,205,451
   Value of shares issued in
      reinvestment of dividends ................................................    10,915,984              11,075,840
   Cost of shares repurchased ..................................................   (22,034,804)            (57,907,621)
                                                                                  ------------            ------------
   Increase/(decrease) in net assets derived
      from capital share transactions ..........................................    15,933,632             (12,626,330)
                                                                                  ------------            ------------
   Total increase/(decrease) in net assets .....................................    (5,969,828)              3,867,570

Net Assets:
   Beginning of period .........................................................   298,009,043             294,141,473
                                                                                  ------------            ------------
   End of period including undistributed net
      investment income (loss) of ($4,120,188)
      and ($1,490,713), respectively ...........................................  $292,039,215            $298,009,043
                                                                                  ============            ============

------------
(1)Unaudited.
                       See Notes to Financial Statements.


FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
------------------------------------------------------------------------------------------

Financial Highlights -- Flag Investors Class A
(For a share outstanding throughout each period)

                                                                          For the Six
                                                                          Months Ended
                                                                            April 30,
------------------------------------------------------------------------------------------
                                                                             1999(2)
Per Share Operating Performance:
   Net asset value at beginning of period ...............................   $  10.62
                                                                            --------
Income from Investment Operations:
   Net investment income ................................................       0.23
   Net realized and unrealized gain/(loss) on investments ...............      (0.42)
                                                                            --------
   Total from Investment Operations .....................................      (0.19)
Less Distributions:
   Distributions from net investment income
      and short-term gains ..............................................      (0.39)
   Tax return of capital distribution ...................................      --
   Distributions in excess of net investment income .....................      --
   Net realized long-term gains .........................................      (0.17)
                                                                            --------
   Total distributions ..................................................      (0.56)
                                                                            --------
   Net asset value at end of period .....................................   $   9.87
                                                                            ========
Total Return(1) .........................................................      (1.92)%
Ratios to Average Daily Net Assets:
   Expenses .............................................................       0.81%
   Net investment income ................................................       4.48%(3)
Supplemental Data:
   Net assets at end of period (000):
      Flag Investors Class A Shares .....................................   $123,391
      ISI Class Shares ..................................................   $162,986
   Portfolio turnover rate ..............................................         55%

-----------
(1) Total return excludes the effect of sales charge.
(2) Unaudited.
(3) Annualized.


FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
------------------------------------------------------------------------------------------------------------------------------------





                                                                                 For the Years Ended October 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                               1998           1997          1996           1995            1994
Per Share Operating Performance:
   Net asset value at beginning of period..................  $  10.04       $   9.83      $  10.19       $   9.22        $  11.35
                                                             --------       --------      --------       --------        --------
Income from Investment Operations:
   Net investment income...................................      0.51           0.55          0.56           0.57            0.51
   Net realized and unrealized gain/(loss) on investments..      0.71           0.30         (0.23)          1.04           (1.16)
                                                             --------       --------      --------       --------        --------
   Total from Investment Operations........................      1.22           0.85          0.33           1.61           (0.65)
Less Distributions:
   Distributions from net investment income
      and short-term gains.................................     (0.64)         (0.55)        (0.65)         (0.64)          (1.15)
   Tax return of capital distribution......................     --             (0.08)        --             --              (0.05)
   Distributions in excess of net investment income........     --             (0.01)        (0.04)         --              --
   Net realized long-term gains............................     --             --            --             --              (0.28)
                                                             --------       --------      --------       --------        --------
   Total distributions.....................................     (0.64)         (0.64)        (0.69)         (0.64)          (1.48)
                                                             --------       --------      --------       --------        --------
   Net asset value at end of period........................  $  10.62       $  10.04      $   9.83       $  10.19        $   9.22
                                                             ========       ========      ========       ========        ========
Total Return(1)............................................     12.50%          9.00%         3.44%         18.09%          (6.22)%
Ratios to Average Daily Net Assets:
   Expenses................................................      0.85%          0.83%         0.81%          0.80%            0.77%
   Net investment income...................................      4.98%          5.62%         5.69%          5.94%           4.98%
Supplemental Data:
   Net assets at end of period (000):
      Flag Investors Class A Shares........................  $122,785      $ 122,229      $143,791      $ 164,206       $ 175,149
      ISI Class Shares.....................................  $171,336      $ 171,074      $193,486      $ 206,615       $ 200,309
   Portfolio turnover rate.................................       179%            92%          199%           194%             68%


                       See Notes to Financial Statements.


FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
-----------------------------------------------------------------------------------------------
Financial Highlights -- Flag Investors Class B Shares
(For a share outstanding throughout each period)

                                                                                 For the Period
                                         For the Six                              June 20, 1996(1)
                                        Months Ended         For the Years           through
                                          April 30,        Ended October 31,        October 31,
-----------------------------------------------------------------------------------------------
                                            1999(4)         1998          1997          1996
Per Share Operating Performance:
   Net asset value at beginning
      of period ...................         $10.62        $10.03        $ 9.85        $10.00
                                            ------        ------        ------        ------
Income from Investment
   Operations:
   Net investment income ..........           0.20          0.55          0.56          0.22
   Net realized and unrealized
      gain/(loss) on investments ..          (0.41)         0.65          0.23         (0.15)
                                            ------        ------        ------        ------
   Total from Investment
      Operations ..................          (0.21)         1.20          0.79          0.07
Less Distributions:
   Distributions from net
      investment income and
      short-term gains ............          (0.37)        (0.61)        (0.56)        (0.22)
   Tax return of capital
      distribution ................            --            --          (0.04)          --
   Distributions in excess of net
      investment income ...........            --            --          (0.01)          --
   Net realized long-term gains ...          (0.17)          --            --            --
                                            ------        ------        ------        ------
   Total distributions ............          (0.54)        (0.61)        (0.61)        (0.22)
                                            ------        ------        ------        ------
   Net asset value at end
      of period ...................         $ 9.87        $10.62        $10.03        $ 9.85
                                            ======        ======        ======        ======
Total Return(2) ...................          (2.10)%       12.29%         8.49%         6.37%
Ratios to Average Daily Net Assets:
   Expenses .......................           1.19%(3)      1.20%         1.18%         1.40%(3)
   Net investment income ..........           4.21%(3)      4.59%         5.24%         5.45%(3)
Supplemental Data:
   Net assets at end
      of period (000)                      $ 5,662       $ 3,888         $ 838        $  123
   Portfolio turnover rate                      55%          179%           92%          199%

------------
(1)Commencement of operations.
(2)Total return excludes the effect of sales charge.
(3)Annualized.
(4)Unaudited.
                       See Notes to Financial Statements.
14

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Total Return U.S. Treasury Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 3, 1988 and began operations August 10, 1988, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

     The Fund consists of three share classes: ISI Total Return U.S. Treasury Fund Shares ("ISI Class Shares") and Flag Investors Total Return U.S. Treasury Fund Class A Shares ("Flag Investors Class A Shares"), which both began operations August 10, 1988, and Flag Investors Total Return U.S. Treasury Fund Class B Shares ("Flag Investors Class B Shares"), which began operations June 20, 1996. The sale of the Class B Shares was terminated and existing Class B Shares were converted to Class A shares on May 14, 1999.

     The ISI Class Shares have a 4.45% maximum front-end sales charge, the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge and the Flag Investors Class B Shares have a 2.00% maximum contingent deferred sales charge. The classes have different distribution fees.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. Under certain circumstances, it is necessary to reclassify prior year information in order to conform to the current year's presentation. The Fund's significant accounting policies are:

     A. Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day by an independent pricing source. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1--concluded

     B. Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

               The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification cost method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of net investment income are due to differing tax treatments of dividends declared.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

NOTE 2--concluded

fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, the Fund pays ISI 1.5% of the Fund's gross income. For the six month period ending April 30, 1999 ISI's advisory fee was $382,382 of which $62,908 was payable at the end of the period.

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's administrator. As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.10% of the first $100 million, 0.09% of the next $100 million, 0.08% of the next $100 million, 0.07% of the next $200 million and 0.06% of the amount over $500 million. In addition, the Fund pays ICC 0.50% of the Fund's gross income. For the six month period ending April 30, 1999 ICC's administration fee was $171,640 of which $28,229 was payable at the end of the period.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor or administrator.

     ICC also provides accounting services to the fund for which the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. For the six month period ending April 30, 1999 ICC's fee was $34,994 of which $6,910 was payable at the end of the period.

     ICC also provides transfer agency services to the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the six month period ending April 30, 1999 ICC's fee was $42,923 of which $35,122 was payable at the end of the period.

     ISI Group Inc. ("ISI Group"), which is affiliated with ISI provides distribution services for the ISI Class of the Fund for which ISI Group is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Class' average daily net assets.

     ICC Distributors, Inc. ("ICC Distributors") a member of the Forum Financial Group of Companies, provides distribution services for the Flag Investors Classes of the Fund for which ICC Distributors is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets and 0.60% (including a Flag Investors Total Return U.S. Treasury Fund Shares 0.25% shareholder servicing fee) of the Flag Investors Class B Shares' average

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--concluded

daily net assets. For the six month period ending April 30, 1999 distribution fees aggregated $376,296. ISI Group's fee was $207,901 of which $33,763 was payable at the end of the period. ICC Distributors fee was $168,395 of which $28,716 was payable at the end of the period.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six month period ending April 30, 1999 was $2,095, and the accrued liability was $65,282.

NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 99.5 million shares of $.001 par value capital stock (44 million Flag Investors Class A, 44 million ISI Class, 5 million Flag Investors Class B and 6.5 million undesignated). Transactions in shares of the Fund were as follows:

                                            Flag Investors Class A Shares
                                        -----------------------------------
                                           For the Six          For the
                                          Months Ended        Year Ended
                                         April 30, 1999(1)  October 31, 1998
                                        -----------------------------------
Shares sold ........................         1,480,577          1,422,232
Shares issued to shareholders on
   reinvestment of dividends .......           418,902            418,958
Shares redeemed ....................          (964,590)        (2,454,224)
                                          ------------       ------------
Net increase/(decrease) in shares
  outstanding ......................           934,889           (613,034)
                                          ============       ============
Proceeds from sale of shares .......      $ 15,182,952       $ 14,837,317
Value of reinvested dividends ......         4,337,535          4,289,957
Cost of shares redeemed ............        (9,816,015)       (25,308,085)
                                          ------------       ------------
Net increase/(decrease) from capital
   share transactions ..............      $  9,704,472       $ (6,180,811)
                                          ============       ============

------------
(1)Unaudited.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

NOTE 3--concluded

                                            Flag Investors Class B Shares
                                         ----------------------------------
                                           For the Six         For the
                                          Months Ended        Year Ended
                                         April 30, 1999(1)  October 31, 1998
                                         ----------------------------------

Shares sold ......................             394,876           313,798
Shares issued to shareholders on
   reinvestment of dividends .....              15,760             5,893
Shares redeemed ..................            (202,876)          (37,386)
                                           -----------       -----------
Net increase in shares outstanding             207,760           282,305
                                           ===========       ===========
Proceeds from sale of shares .....         $ 4,030,932       $ 3,234,727
Value of reinvested dividends ....             162,649            60,838
Cost of shares redeemed ..........          (2,063,511)         (385,163)
                                           -----------       -----------
Net increase from capital share
   transactions ..................         $ 2,130,070       $ 2,910,402
                                           ===========       ===========

                                                  ISI Class Shares
                                         ----------------------------------
                                           For the Six         For the
                                          Months Ended        Year Ended
                                         April 30, 1999(1)  October 31, 1998
                                         ----------------------------------
   Shares sold .....................           768,789          1,567,913
   Shares issued to shareholders on
      reinvestment of dividends ....           619,426            656,907
   Shares redeemed .................          (997,012)        (3,140,348)
                                          ------------       ------------
   Net increase/(decrease) in shares
     outstanding ...................           391,203           (915,528)
                                          ============       ============
   Proceeds from sale of shares ....      $  7,838,569       $ 16,133,407
   Value of reinvested dividends ...         6,415,801          6,725,045
   Cost of shares redeemed .........       (10,155,280)       (32,214,373)
                                          ------------       ------------
   Net increase/(decrease) from capital
      share transactions ...........      $  4,099,090       $ (9,355,921)
                                          ============       ============
------------
(1)Unaudited.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 4--Investment Transactions

     Excluding short-term obligations, purchases of investment securities aggre-gated $145,034,050 and sales of investment securities aggregated $199,861,494 for the six months ended April 30, 1999.

     On April 30, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $0 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $11,093,500.

NOTE 5--Net Assets

     At April 30, 1999, net assets consisted of:

Paid-in capital
   Flag Investors Class A Shares ..........................       $ 125,433,029
   Flag Investors Class B Shares ..........................           5,851,064
   ISI Class Shares .......................................         169,351,952
Net investment loss .......................................          (4,120,188)
Accumulated net realized gain from security transactions ..           6,616,858
Unrealized depreciation of investments ....................         (11,093,500)
                                                                  -------------
                                                                  $ 292,039,215
                                                                  =============

NOTE 6--Subsequent Event

     Effective June 1, 1999 ICC's fees for providing administrative services to the Fund were changed to the following schedule:


        Combined Assets of ISI Funds              Incremental Fee
        ----------------------------              ---------------
               $0-$75,000,000                          .20%
          $75,000,000-$150,000,000                     .15%
          $150,000,000-$225,000,000                    .10%
          $225,000,000-$500,000,000                    .05%
              over $500,000,000                        .03%

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

Directors and Officers

                                 Edward S. Hyman
                                    Chairman

               Richard T. Hale                   R. Alan Medaugh
                Vice Chairman                       President

              James J. Cunnane                     Nancy Lazar
                  Director                       Vice President

             Joseph R. Hardiman                 Carrie L. Butler
                  Director                       Vice President

                Louis E. Levy                  Margaret M. Beeler
                  Director                  Assistant Vice President

             Eugene J. McDonald                  Keith C. Reilly
                  Director                  Assistant Vice President

              Rebecca W. Rimel                    Amy M. Olmert
                  Director                          Secretary

              Truman T. Semans                  Joseph A. Finelli
                  Director                          Treasurer

             Carl W. Vogt, Esq.                  Scott J. Liotta
                  Director                     Assistant Secretary

Investment Objective

A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

                      This report is prepared for the
                 general information of shareholders. It
                 is authorized for distribution to
                 prospective investors only when preceded or accompanied by an effective prospectus.

                      For more complete information
                 regarding any of the Flag Investors
                 Funds, including charges and expenses,
                 obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                             [FLAG INVESTORS LOGO]


                                     Growth

                       Flag Investors Emerging Growth Fund
                       Flag Investors Equity Partners Fund
                        Flag Investors International Fund


                                    Specialty

                       Flag Investors Communications Fund
                   Flag Investors Real Estate Securities Fund


                                    Balanced

                        Flag Investors Value Builder Fund


                                  Fixed Income

                  Flag Investors Short-Intermediate Income Fund
              Flag Investors Total Return U.S. Treasury Fund Shares


                                 Tax-Free Income

                  Flag Investors Managed Municipal Fund Shares


                                  Money Market

                    Flag Investors Cash Reserve Prime Shares

                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                                 Distributed by:
                             ICC Distributors, Inc.



                                                                            TRSA
                                                                          (6/99)